INTEREST EXPENSE	9 Months Ended
Sep. 30, 2012
INTEREST EXPENSE
10.	INTEREST EXPENSE

The following table presents the components of interest expense for the periods ended September 30:

	Three Months		Nine Months
	2012	2011	2012	2011
Match funded liabilities	$4,090	$—	$7,793	$—
Amortization of debt issuance costs	1,901	—	4,172	—
Interest rate swaps	261	—	542	—

	$6,252	$—	$12,507	$—